DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED	12 Months Ended
Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED
DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED
DAC
Changes in deferred policy acquisition costs at December 31, 2017 and 2016 were as follows:

	December 31,
	2017	2016
	(in millions)
Balance, beginning of year	$353	$351
Capitalization of commissions, sales and issue expenses	109	103
Amortization	(71)	(101)
Change in unrealized investment gains and losses	(8)	—
Balance, End of Year	$383	$353

VOBA
MLOA’s VOBA asset amortized to $0 million in 2016. For 2017, 2016 and 2015, amortization expense related to VOBA was $0 million, $9 million and $0 million, respectively and reported in Other operating costs and expenses.